Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings per Share disclosure
Earnings per Share disclosure [Text Block]

11.                EARNINGS PER SHARE

Basic earnings per share was computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share reflected the effect of potentially dilutive securities.

The following is a reconciliation of the income and share data used in the basic and diluted earnings per share computations:

(for the year ended December 31, in millions, except per share amounts)	2016	2015	2014
Basic and Diluted
Net income, as reported	$3,014	$3,439	$3,692
Participating share-based awards — allocated income	(22)	(25)	(27)
Net income available to common shareholders — basic and diluted	$2,992	$3,414	$3,665

Common Shares
Basic
Weighted average shares outstanding	288.1	310.6	338.8

Diluted
Weighted average shares outstanding	288.1	310.6	338.8
Weighted average effects of dilutive securities:
Stock options and performance shares	2.9	3.3	3.7
Total	291.0	313.9	342.5

Net income Per Common Share
Basic	$10.39	$10.99	$10.82
Diluted	$10.28	$10.88	$10.70